SCHEDULE OF FEDERAL INCOME TAX RATE (Details)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory federal income tax rate					21.00%
Tax effects of change in fair value of warrant liability					(25.10%)
Tax effects of transaction costs allocated to warrant liability					2.30%
Change in valuation allowance					1.80%
Income tax provision	26.60%	0.00%	0.00%	4.30%	0.00%